Condensed Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2024		$ 24,168,256	$ 459,341	$ 2,523,946	$ (21,250)	$ (24,022,741)	$ 3,107,552
Balance (in Shares) at Oct. 31, 2024	[1]	106,670
Net loss for the period						(1,071,621)	(1,071,621)
Exercise of warrants		$ 437,007					437,007
Exercise of warrants (in Shares)	[1]	7,760
Issuance of common shares upon vesting of restricted share units		$ 153,638		(153,638)
Issuance of common shares upon vesting of restricted share units (in Shares)	[1]	2,951
Share-based compensation				380,738			380,738
Balance at Jan. 31, 2025		$ 24,758,901	459,341	2,751,046	(21,250)	(25,094,362)	2,853,676
Balance (in Shares) at Jan. 31, 2025	[1]	117,381
Balance at Oct. 31, 2025		$ 26,402,659	459,341	2,231,570	(21,250)	(27,879,724)	1,192,596
Balance (in Shares) at Oct. 31, 2025	[1]	158,076
Net loss for the period						(3,854,583)	(3,854,583)
Exercise of warrants		$ 429,759					429,759
Exercise of warrants (in Shares)	[1]	52,275
Issuance of common shares upon vesting of restricted share units		$ 60,000		(60,000)
Issuance of common shares upon vesting of restricted share units (in Shares)	[1]	1,875
Issuance of shares upon conversion of convertible loans		$ 1,810,535					1,810,535
Issuance of shares upon conversion of convertible loans (in Shares)	[1]	107,912
Issuance of common shares		$ 7,245,761					7,245,761
Issuance of common shares (in Shares)	[1]	1,179,700
Share-based compensation				1,414,340			1,414,340
Balance at Jan. 31, 2026		$ 35,948,714	$ 459,341	$ 3,585,910	$ (21,250)	$ (31,734,307)	$ 8,238,408
Balance (in Shares) at Jan. 31, 2026	[1]	1,499,838

[1]	On December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares. Following the Reverse Split, holders of the Company’s common shares received 0.025 of a common share for every one common share. All share amounts have been retroactively adjusted for all periods presented.